SHAREHOLDERS' EQUITY (Details) - USD ($)			12 Months Ended
	Feb. 05, 2015	Jan. 02, 2014	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2013	Oct. 31, 2012	Jan. 02, 2015	Oct. 31, 2014	Sep. 09, 2014	Nov. 08, 2013	Aug. 29, 2012	Jul. 06, 2011	Oct. 31, 2010	May 31, 1986
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized			19,860	19,860
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				16,000
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 100	$ 100
Preferred Stock, Shares Issued			140	140
Re-Priced Options [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,184,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 2.575
Share-based Compensation (in Dollars)	$ 297,000
Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			10,833	11,600
Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized														200,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 100	$ 100										$ 100
Preferred Stock, Shares Issued			0	0
Preferred Stock [Member] | Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized									140
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)									$ 100
Preferred Stock, Shares Issued			140
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)									$ 25,000
Convertible Preferred Stock, Shares Issued upon Conversion									140
Convertible Preferred Stock Redemption, Notice Period			60 days
Preferred Stock, Redemption Price Per Share (in Dollars per share)			$ 25,000
Preferred Stock, Redemption Date			Nov. 11, 2016
Convertible Preferred Stock, Shares Converted, Stated Value (in Dollars per share)			$ 25,000
Convertible Preferred Stock, Conversion Price (in Dollars per share)			$ 4.73
Convertible Preferred Stock, Ownership Threshold, Percentage			4.99%
Common Stock, Anti-dilution Threshold Price (in Dollars per share)			$ 3.55
Conertible Preferred Stock, Observer Designation, Notice Period			10 days
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Convertible Preferred Stock, Conversion Price (in Dollars per share)			$ 4.73
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			557,000	60,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			1,080,872	526,272				728,561
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)			$ 3.12	$ 3.33				$ 5.75
2010 Share Plan [Member] | Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,225,400					2,569,400			1,957,000	1,200,000	1,080,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		800,000	431,956							800,000
2010 Share Plan [Member] | Employee Stock Option [Member] | Consultant [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			10,833	11,600
Consultation Fees Related To Options (in Dollars)			$ 31,000	$ 46,000
2010 Share Plan [Member] | Common Stock [Member] | Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		12,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													600,000
2010 Share Plan [Member] | Common Stock [Member] | Employee Stock Option [Member] | Board of Directors Chairman [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		16,000
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				366,200				493,991
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)				$ 17.86				$ 18.00
2003 Share Plan [Member] | Common Stock [Member] | Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,800,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					120,000	1,660,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			1,780,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)			$ 2.70
Maximum [Member] | 2010 Share Plan [Member] | Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		10 years
Warrants With Exercise Price $9.25 [Member] | Warrant [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 9.25
Warrants With Exercise Price $13.875 [Member] | Warrant [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 13.875
Warrants With Exercise Price $7.75 [Member] | Warrant [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			369,979
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 7.75
Warrants With Exercise Price $6.925 [Member] | Warrant [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			8,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 6.925
Warrants With Exercise Price $10.00 [Member] | Warrant [Member] | Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			309,400
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 10.00